As filed electronically with the Securities and Exchange Commission on February 28, 1997

                                                Securities Act File No. 33-64915
                                        Investment Company Act File No. 811-7447

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 ---------------

                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 3
                                                     ---
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 6
                                              ---
                           HARRIS INSIGHT FUNDS TRUST
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Suite 1300, Boston, MA 02109
                  ---------------------------------------------
           (Address of Principal Executive Offices including Zip Code)

                                 ---------------
       Registrant's Telephone Number, including Area Code: (617) 557-0700

Name and Address of Agent for Service:              Copies to:
John E. Pelletier, Esq.                             Cameron S. Avery, Esq.
Harris Insight Funds Trust                          Bell, Boyd & Lloyd
60 State Street                                     Three First National Plaza
Suite 1300                                          70 West Madison Street
Boston, MA  02109                                   Chicago, IL  60602-4207

                                 ---------------




                  It is proposed that this filing will become effective:
                  ___ immediately upon filing pursuant to paragraph (b)
                  ___ on  _______________  pursuant to paragraph  (b)
                  ___ 60 days after filing  pursuant to  paragraph  (a)
                  ___ 75 days after filing pursuant to paragraph (a)
                   X   on May 1, 1997 pursuant to paragraph (a) of Rule 485
                  ---

                  If appropriate, check the following box:
                  ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal year on February 25, 1997.







                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(b)
                        under the Securities Act of 1933


           (Prospectuses offering Class A and Institutional Shares of
                          Harris Insight Funds Trust)


                                     Part A
                                     ------

N-1A Item No.                                          Location
-------------                                          --------


Item 1.  Cover Page                                    Cover Page

Item 2.  Synopsis                                      Expense Information; Financial Highlights

Item 3.  Condensed Financial Information               General Information - How Performance is Reported

Item 4.  General Description of Registrant             Cover Page; Investment Objectives and Policies;
                                                       Additional Investment Information; Fund Summary;
                                                       General Information - More Information About the
                                                       Trust and the Company

Item 5.  Management of the Fund                        Management


Item 5A.  Management: Discussion of Fund
          Performance                                  Not Applicable

Item 6.  Capital Stock and Other Securities            Cover Page; How Distributions Are Made; Tax
                                                       Information; Shareholder Services and Policies;
                                                       General Information - More Information About the
                                                       Trust and the Company

Item 7.  Purchase of Securities Being Offered          Management; General Information - How Share Value is
                                                       Determined; How to Buy Shares; How to Sell Shares;
                                                       Shareholder Services and Policies

Item 8.  Redemption or Repurchase                      How to Buy Shares; How to Sell Shares; Shareholder
                                                       Services and Policies


Item 9.  Pending Legal Proceedings                     Not Applicable






  (SAI offering Class A and Institutional Shares of Harris Insight Funds Trust)
                                     Part B
                                     ------



N-1A Item No.                                          Location
-------------                                          --------


Item 10.  Cover Page                                   Cover Page

Item 11.  Table of Contents                            Table of Contents

Item 12.  General Information and History              Not Applicable

Item 13.  Investment Objectives and Policies           Investment Strategies; Investment Restrictions;
                                                       Portfolio Transactions

Item 14.  Management of the Fund                       Management

Item 15.  Control Persons and Principal Holders of     Management
          Securities

Item 16.  Investment Advisory and Other Services       Management; Service Plans; Custodian; Independent
                                                       Accountants


Item 17.  Brokerage Allocation and Other Practices     Portfolio Transactions


Item 18.  Capital Stock and Other Securities           Capital Stock and Beneficial Interest


Item 19.  Purchase, Redemption and Pricing of          Determination of Net Asset Value
          Securities Being Offered

Item 20.  Tax Status                                   Federal Income Taxes


Item 21.  Underwriters                                 Management; Service Plans


Item 22.  Calculation of Performance Data              Calculation of Yield and Total Return

Item 23.  Financial Statements                         Not Applicable



                                     PART A
                                     ------

The Prospectuses offering Class A and Institutional Shares of Harris Insight Equity Income Fund, Growth Fund, Small-Cap Opportunity Fund, Index Fund, International Fund, Balanced Fund, Convertible Securities Fund, Bond Fund, Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund, Tax-Exempt Bond Fund and Small-Cap Value Fund as contained in Part A of the 485(a) filing of HT Insight Funds, Inc. (File No. 33-17957) filed on February 27, 1997, (accession number 0000903893-97-000392) are incorporated herein by reference.

                                     PART B
                                     ------

The Statement of Additional Information offering Class A and Institutional Shares of Harris Insight Equity Income Fund, Growth Fund, Small-Cap Opportunity Fund, Index Fund, International Fund, Balanced Fund, Convertible Securities Fund, Bond Fund, Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund, Tax-Exempt Bond Fund and Small-Cap Value Fund as contained in Part B of the 485(a) filing of HT Insight Funds, Inc.(File No. 33-17957) filed on February 27, 1997, (accession number 0000903893-97-000392) are incorporated herein by reference.




                                     PART C

OTHER INFORMATION

Item 24.          Financial Statements and Exhibits.
--------          ----------------------------------

(a)              Included  in  Part  A  of  this  Registration  Statement:   Not
                 applicable to this filing

                 Included  in  Part  B  of  this  Registration  Statement:   Not
                 applicable to this filing.


                 Financial   statements   are   to  be   filed   by   subsequent
                 post-effective amendment prior to the effective date of this Post-Effective Amendment No. 3.


(b)              Exhibits
                 --------
        Note: As used herein the term "Registration Statement" refers to the Registration Statement of Registrant under the Securities Act of 1933 on Form N-1A, No. 33-64915. All references to a Post-Effective Amendment ("PEA") or Pre-Effective Amendment ("PreEA") are to Post-Effective Amendments and Pre-Effective Amendments to the Registration Statement.

(1)     (a)      Declaration  of Trust dated December 6, 1995  (incorporated  by reference to Exhibit No. 1 to the Registration Statement filed on December 12, 1995).


        (b) Amendment to Declaration of Trust dated November 4, 1996 (filed herewith).

(2)     (a)      By-Laws  (incorporated  by  reference  to Exhibit  No. 2 to the
                 Registration Statement filed on December 12, 1995).

        (b)      Amendment to By-Laws dated October 31, 1995 (filed herewith).

        (c)      Amendment to By-Laws dated January 23, 1996 (filed herewith).

        (d)      Amendment to By-Laws dated November 4, 1996 (filed herewith).


(3)              Not applicable.

(4)              Not applicable.


(5)     (a)(i)   Advisory  Contract dated  February 23, 1996 between  Registrant and Harris Trust and Savings Bank ("Harris Trust") (filed herewith).

        (a)(ii) Form of Notice to the Adviser dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (filed herewith).

        (b)(i) Portfolio Management Contract dated February 23, 1996 between Harris Trust and Harris Investment Management, Inc. ("HIM") (filed herewith).

        (b)(ii) Form of Notice to the Portfolio Management Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (filed herewith).

(6)     (a)      Distribution  Agreement  dated  February  23, 1996  between the
                 Registrant   and  Funds   Distributor,   Inc.   ("FDI")  (filed
                 herewith).

        (b) Notice to the Distributor dated January 21, 1997 on behalf of Harris Insight Small-Cap






                 Value Fund (filed herewith).

(7)              Not applicable.

(8)     (a)      Custodian  Agreement dated February 23, 1996 between Registrant and PNC Bank, N.A. (filed herewith).

        (b) Notice to the Custodian dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (filed herewith).

(9)     (a)(i)   Transfer Agency  Services  Agreement dated July 1, 1996 between
                 Registrant and Harris Trust (filed herewith).

        (a)(ii) Form of Notice to the Transfer Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (filed herewith).

        (b)(i) Sub-Transfer Agency Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (filed herewith).

        (b)(ii) Notice to the Sub-Transfer Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (filed herewith).

        (c)(i) Administration Agreement dated July 1, 1996 between Registrant and Harris Trust (filed herewith).

        (c)(ii) Form of Notice to the Administrator dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (filed herewith).

        (d)(i) Sub-Administration and Accounting Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (filed herewith).

        (d)(ii) Notice to the Sub-Administrator and Accounting Services Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (filed herewith).

        (e)(i) Sub-Administration Agreement dated July 1, 1996 between Harris Trust and FDI (filed herewith).

        (e)(ii) Notice to the Sub-Administrator dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (filed herewith).


(10)             Not applicable.

(11)             Not applicable.

(12)             Not applicable.

(13) Form of Purchase Agreement relating to Initial Capital (filed herewith).

(14)             Not applicable.


(15)    (a)      Service Plan relating to Class A Shares (filed herewith).

        (b) Form of Selling Agreement relating to Class A Shares (filed herewith).






(16) Certain schedules for computation of performance quotations with respect to Class A Shares and Institutional Shares (to be filed by amendment).

(17)             Financial Data Schedules (filed herewith).

(18)             Multi-Class Plan (filed herewith).

Other            Powers of Attorney for C. Gary Gerst, Edgar R. Fielder, John W.
Exhibits:        McCarter, Jr. and Ernest M. Roth dated November 4, 1996 (filed herewith).


Item 25.  Persons Controlled by or under Common Control with Registrant.
--------  --------------------------------------------------------------

Not applicable.

Item 26.  Number of Holders of Securities.
--------  --------------------------------


As of February 11, 1997, the number of record holders of each class of securities of the Registrant was as follows:


Title of Series                                             Number of Record Holders
---------------                                             ------------------------


                                                 Class A Shares            Institutional Shares
                                                 --------------            --------------------
Bond Fund                                              11                           7
Intermediate Tax-Exempt Bond Fund                       3                           6
Tax-Exempt Bond Fund                                    5                           6
Equity Income Fund                                     22                           6
Growth Fund                                            61                           7
Small-Cap Opportunity Fund                             67                           11
Index Fund                                             48                           6
International Fund                                     54                           6
Convertible Securities Fund                             0                           0
Balanced Fund                                           0                           0
Intermediate Government Bond Fund                       0                           0
Small-Cap Value Fund                                    0                           0



Item 27.   Indemnification.
--------   ----------------


         Under Section 4.3 of the Registrant's Declaration of Trust, any past or present Trustee or officer of the Registrant (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of the Registrant. Moreover, that provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Expenses may be paid by the Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to the Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust and the Covered Person either provides security for such undertaking or insures the Registrant against losses from such advances or the disinterested






Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification. This description is modified in its entirety by the provision of Section 4.3 of the Registrant's Declaration of Trust contained in the Registration Statement filed on December 12, 1995 as Exhibit No. 1 and incorporated herein by reference.

         The Distribution Agreement, the Custodian Agreement, the Transfer Agency Services Agreement and the Administration Agreement (the "Agreements") (Exhibit 6(a), Exhibit 8(a), Exhibit 9(a)(i) and Exhibit 9(c)(i), respectively, to this Registration Statement) provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Trust against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.


         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


         Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.


Item 28.  Business and Other Connections of Investment Adviser.
--------  -----------------------------------------------------


         (a) Harris Trust and Savings Bank ("Harris Bank"), an indirect, wholly-owned subsidiary of the Bank of Montreal, serves as investment adviser to the Harris Insight Equity Income Fund, Growth Fund, Small-Cap Opportunity Fund, Index Fund, International Fund, Balanced Fund, Convertible Securities Fund, Bond Fund, Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund, Tax-Exempt Bond Fund and Small-Cap Value Fund. Harris Bank's business is that of an Illinois state-chartered bank with respect to which it conducts a variety of commercial banking and trust activities.

         To the knowledge of the Registrant, none of the directors or executive officers of Harris Bank except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors and executive officers of Harris Bank who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee. All directors of Harris Bank also serve as directors of Harris Bankcorp, Inc., the immediate parent of Harris Bank.










                                     Position(s) with Harris Trust and   Principal Business(es) During
Name                                 Savings Bank                        the Last Two Fiscal Years
------------------------------------ ----------------------------------- -----------------------------------
Alan G. McNally                      Chairman and Chief Executive        Chairman of the Board and Chief
                                     Officer                             Executive Officer of Harris Trust
                                                                         and Savings Bank and Harris
                                                                         Bankcorp, Inc.  Formerly, Vice
                                                                         Chairman of Personal and
                                                                         Commercial Financial Services of
                                                                         Bank of Montreal.


Matthew W. Barrett                   Director                            Chairman of the Board and Chief
                                                                         Executive Officer of the Bank of
                                                                         Montreal.

F. Anthony Comper                    Director                            President and Chief Operating
                                                                         Officer of the Bank of Montreal.

Susan T. Congalton                   Director                            Managing Director of Lupine
                                                                         Partners. Formerly General
                                                                         Counsel and Chief Financial
                                                                         Officer, Finance and Law of
                                                                         Carson Pierre Scott Company.

Roxanne J. Decyk                     Director                            Vice President - Corporate
                                                                         Planning, Amoco Chemical
                                                                         Company.  Formerly, Senior Vice
                                                                         President of Commercial and
                                                                         Industrial Sales, Amoco Chemical
                                                                         Corporation.

Wilbur H. Gantz                      Director                            President and Chief Executive
                                                                         Officer, PathoGenesis Corporation.

James J. Glasser                     Director                            Retired Chairman, President and
                                                                         Chief Executive Officer of GATX
                                                                         Corporation.

Daryl F. Grisham                     Director                            President and Chief Executive
                                                                         Officer of Parker House Sausage
                                                                         Company.

Dr. Leo M. Henikoff                  Director                            President and Chief Executive
                                                                         Officer of Rush-Presbyterian -
                                                                         St. Luke's Medical Center.

Dr. Stanley O. Ikenberry             Director                            President of the University of
                                                                         Illinois.











                                     Position(s) with Harris Trust and   Principal Business(es) During
Name                                 Savings Bank                        the Last Two Fiscal Years
------------------------------------ ----------------------------------- -----------------------------------
Edward W. Lyman, Jr.                 Director                            Vice Chairman and Senior
                                                                         Executive Vice President -
                                                                         Corporate and Institutional
                                                                         Financial Services, Harris Trust
                                                                         and Savings Bank.  Formerly,
                                                                         Department Executive, Corporate
                                                                         Banking, Harris Trust and Savings
                                                                         Bank.


Charles H. Shaw                      Director                            Chairman of the Shaw Company.

Richard E. Terry                     Director                            Chairman and Chief Executive
                                                                         Officer of Peoples Energy
                                                                         Corporation


James O. Webb                        Director                            President, James O. Webb and
                                                                         Associates Inc.

William J. Weisz                     Director                            Chairman of the Board of
                                                                         Motorola, Inc

Maribeth S. Rahe                     Director                            Vice Chairman and Senior
                                                                         Executive Vice President -
                                                                         Personal and Commercial Services,
                                                                         Harris Trust and Savings Bank.
                                                                         Formerly, Department Executive,
                                                                         Personal Financial Services,
                                                                         Harris Trust and Savings Bank.

         (b) Harris Investment Management, Inc. ("HIM"), an indirect subsidiary of the Bank of Montreal, serves as the Portfolio Management Agent of the Harris Insight Equity Income Fund, Growth Fund, Small-Cap Opportunity Fund, Index Fund, International Fund, Balanced Fund, Convertible Securities Fund, Bond Fund, Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund, Tax-Exempt Bond Fund and Small-Cap Value Fund pursuant to Portfolio Management Agreements with Harris Bank. HIM's business is that of a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940.


         To the knowledge of the Registrant, none of the directors or executive officers of HIM, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature with respect to publicly traded companies for their own account or in the capacity of director, officer, employees, partner or trustee.

                                                                         Principal Business(es) During the
Name                                 Position(s) with HIM                Last Two Fiscal Years
------------------------------------ ----------------------------------- -----------------------------------
Brian J. Steck                       Director and Chairman of the Board  Chairman of the Board of Harris
                                                                         Investment Management, Inc.
                                                                         Vice-Chairman of Investment
                                                                         Banking of Bank of Montreal,
                                                                         President of the Bank of Montreal







                                                                         Investment Management Limited.
                                                                         Principal Business(es) During the
Name                                 Position(s) with HIM                Last Two Fiscal Years
------------------------------------ ----------------------------------- -----------------------------------
Donald G.M. Coxe                     Director, President and Chief       President and Chief Investment
                                     Investment Officer                  Officer of Harris Investment
                                                                         Management, Inc.  Formerly, Chief
                                                                         Strategist of Nesbitt Thomson,
                                                                         Inc.


Terry A. Jackson                     Director                            Executive Vice President, Bank of
                                                                         Montreal Asset Management
                                                                         Services, President of the Trust
                                                                         Company of the Bank of Montreal
                                                                         and President of the Bank of
                                                                         Montreal Investment Management.
                                                                         Vice President of Nesbitt
                                                                         Thompson, Inc.  Formerly,
                                                                         Executive Vice President - Retail
                                                                         and Institutional Sales, Bank of
                                                                         Montreal


William O. Leszinske                 President, Chief Investment         Manager of Equities, Harris
                                     Officer                             Investment Management, Inc.

Edward W. Lyman, Jr.                 Director                            Senior Executive Vice President-
                                                                         Corporate and Institutional
                                                                         Financial Services, Harris Trust
                                                                         and Savings Bank. Formerly,
                                                                         Department Executive of Corporate
                                                                         Banking, Harris Trust and Savings
                                                                         Bank.

Maribeth S. Rahe                     Director                            Senior Executive Vice President
                                                                         -Personal and Commercial
                                                                         Services, Harris Trust and
                                                                         Savings Bank.  Prior to January,
                                                                         1994, Personal Financial Services
                                                                         Department Executive of Harris
                                                                         Trust and Savings Bank.


Wayne Thomas                         Director                            Senior Vice President - Personal
                                                                         Investment Management, Harris
                                                                         Trust and Savings Bank.

Nancy B. Wolcott                     Director                            Executive Vice President -
                                                                         Corporate and Institutional
                                                                         Trust, Harris Trust and Savings
                                                                         Bank.  Formerly, Senior Vice
                                                                         President, Harris Trust and
                                                                         Savings Bank.









                                                                         Principal Business(es) During the
Name                                 Position(s) with HIM                Last Two Fiscal Years
------------------------------------ ----------------------------------- -----------------------------------
Carla Eyre                           Chief Financial and Chief           Senior Partner, Harris Investment
                                     Operating Officer                   Management, Inc.


Blanche Hurt                         Secretary                           Director of Harris Trust and
                                                                         Savings Bank Trust and Investment
                                                                         Compliance Office. Formerly,
                                                                         Corporate Fiduciary Officer of
                                                                         Harris Trust and Savings Bank.



Item 29.  Principal Underwriter.
--------  ----------------------


         (a) In addition to the Harris Insight Funds Trust, Funds Distributor, Inc. currently acts as distributor for BJB Investment Funds, Burridge Funds, Foreign Fund, Inc., Fremont Mutual Funds, Inc., HT Insight Funds, Inc. d/b/a Harris Insight Funds, The JPM Advisor Funds, The JPM Institutional Funds, The JPM Pierpont Funds, The JPM Series Trust, LKCM Fund, Monetta Fund, Inc., Monetta Trust, The Munder Framlington Funds Trust, The Munder Funds Trust, The Munder Funds, Inc., The PanAgora Institutional Funds, RCM Capital Funds, Inc., RCM
Equity Funds, Inc., St. Clair Money Market Fund, The Skyline Funds and Waterhouse Investors Cash Management Fund, Inc. Funds Distributor, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor, Inc. is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

         (b) The information required by this Item 29(b) with respect to each director, officer, or partner of Funds Distributor, Inc. is incorporated by reference to Schedule A of Form BD filed by Funds Distributor, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File No. 8-20518).


         (c) Not applicable.

Item 30.  Location of Accounts and Records.
--------  ---------------------------------


         All accounts,  books and other  documents  required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at one or more of the following offices: Harris Insight Funds Trust, 60 State Street, Suite 1300, Boston, Massachusetts 02109; PNC Bank, N.A., Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107; PFPC Inc., 103 Bellevue Parkway, Wilmington, Delaware 19809; or Harris Trust and Savings Bank, 111 West Monroe Street, Chicago, Illinois 60603.


Item 31.  Management Services.
--------  --------------------

         Other than as set forth under the captions "Management" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contracts.

Item 32.  Undertakings.
--------  -------------

         (a) Not applicable.









         (b) Registrant undertakes to file a Post-Effective Amendment relating to each of the Harris Insight Balanced Fund, the Harris Insight Convertible Securities Fund, the Harris Insight Intermediate Government Bond Fund and the Harris Insight Small-Cap Value Fund Fund, using reasonably current financial statements which need not be certified, within four to six months from the date each Fund commences investment operations.

         (c) Registrant will furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.








                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 25th day of February, 1997.


                                        Harris Insight Funds Trust


                                        By: /s/ Richard W. Ingram
                                           ----------------------
                                            Richard W. Ingram, President


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:





Signature                                            Title                              Date
-------------------------                            ---------------------------        ----
/s/ Richard W. Ingram                                President, Treasurer and       February 25, 1997
-------------------------                            Chief Financial Officer
Richard W. Ingram


C. Gary Gerst*                                       Chairman of the                February 25, 1997
                                                     Board of Trustees;
                                                     Trustee

Edgar R. Fiedler*                                    Trustee                        February 25, 1997

John W. McCarter, Jr.*                               Trustee                        February 25, 1997

Ernest M. Roth*                                      Trustee                        February 25, 1997





* By: /s/ Christopher J. Kelley
      -----------------------------
          Christopher J. Kelley

         Attorney-in-Fact pursuant to powers of attorney dated November 4, 1996 (filed herewith).








                                  EXHIBIT INDEX

                                  -------------
Exhibit
-------
Number           Description
------           -----------

1(b)             Amendment to the Declaration of Trust dated November 4, 1996

2(b)             Amendment to the By-Laws dated October 31, 1995

2(c)             Amendment to the By-Laws dated January 23, 1996

2(d)             Amendment to the By-Laws dated November 4, 1996

5(a)(i)          Advisory Contract dated February 23, 1996

5(a)(ii)         Form of Notice to the Adviser dated January 21, 1997

5(b)(i)          Portfolio Management Contract dated February 23, 1996

5(b)(ii)         Form of Notice to the Portfolio Management Agent dated January 21, 1997

6(a)             Distribution Agreement dated February 23, 1996

6(b)             Notice to the Distributor dated January 21, 1997

8(a)             Custodian Agreement dated February 23, 1996

8(b)             Notice to the Custodian dated January 21, 1997

9(a)(i)          Transfer Agency Services Agreement dated July 1, 1996

9(a)(ii)         Form of Notice to the Transfer Agent dated January 21, 1997

9(b)(i)          Sub-Transfer Agency Services Agreement dated July 1, 1996

9(b)(ii)         Notice to the Sub-Transfer Agent dated January 21, 1997

9(c)(i)          Administration Agreement dated July 1, 1996

9(c)(ii)         Form of Notice to the Administrator dated January 21, 1997

9(d)(i)          Sub-Administration and Accounting Services Agreement dated July 1, 1996

9(d)(ii)         Notice to the Sub-Administrator and Accounting Services Agent dated January 21, 1997

9(e)(i)          Sub-Administration Agreement dated July 1, 1996

9(e)(ii)         Notice to the Sub-Administrator dated January 21, 1997

13               Form of Purchase Agreement

15(a)            Service Plan Relating to Class A Shares

15(b)            Form of Selling Agreement









17               Financial Data Schedules

18               Multi-Class Plan


Other Exhibits
                 Power of Attorney for C. Gary Gerst

                 Power of Attorney for Edgar R. Fiedler

                 Power of Attorney for John W. McCarter, Jr.

                 Power of Attorney for Ernest M. Roth